Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash			$ 22,000	$ 101,000
Prepaid expenses and other current assets		405,000	14,000	8,000
Total current assets		405,000	36,000	109,000
Cash held in trust account		1,531,000	43,704,000
Investments held in Trust Account				304,675,000
Total assets		1,936,000	43,740,000	304,784,000
Current liabilities
Accounts payable		1,937,000	64,000	75,000
Accrued liabilities and other current liabilities		5,730,000	4,327,000	3,016,000
Total current liabilities		11,794,000	7,872,000	3,876,000
Other liabilities
Warrant liability		1,906,000	337,000	467,000
Early exercised shares option liability		10,500,000	10,500,000	10,500,000
Total liabilities		24,200,000	18,709,000	14,843,000
Commitments and contingencies (Note 2)
Class A ordinary shares subject to possible redemption; 134,550 and 3,931,719 shares, respectively (at approximately $11.38 and $11.12 per share at June 30, 2024 and December 31, 2023, respectively)		1,531,000	43,704,000	304,675,000
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 and Nil shares authorized, Nil shares issued and outstanding as at September 30, 2024 and December 31, 2023
Additional paid-in capital
Accumulated deficit		(23,796,000)	(18,674,000)	(14,735,000)
Total stockholders’ deficit		(23,795,000)	(18,673,000)	(14,734,000)
Total liabilities and stockholders’ deficit		1,936,000	43,740,000	304,784,000
Stardust Power Inc And Subsidiary [Member]
Current assets
Cash	$ 1,587,086		1,271,824
Prepaid expenses and other current assets	1,024,850		426,497
Deferred transaction costs	199,724		1,005,109
Promissory notes issued	495,397
Total current assets	3,307,057		2,703,430
Computer and equipment, net	14,830		1,968
Pre-acquisition capital project costs	1,937,487		100,000
Investment in equity securities	67,562		218,556
Other long-term assets	50,000
Total assets	5,376,936		3,023,954
Current liabilities
Accounts payable	6,494,165		1,256,792
Current portion of early exercised shares option liability	4,408		2,990
Short-term loan	383,797		72,967
Accrued liabilities and other current liabilities	4,129,258		208,107
Total current liabilities	11,011,628		1,540,856
Other liabilities
Warrant liability	4,693,859
Earnout liability	2,972,800
Early exercised shares option liability	3,259		5,660
SAFE notes			5,212,200
Total liabilities	18,681,546		6,758,716
Commitments and contingencies (Note 2)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 and Nil shares authorized, Nil shares issued and outstanding as at September 30, 2024 and December 31, 2023
Common stock, $0.0001 par value, 700,000,000 and 69,033,000 shares authorized, 47,872,445 and 41,499,772 shares issued and outstanding as at September 30, 2024 and December 31, 2023, respectively	4,573		87
Additional paid-in capital	29,741,789		58,736
Accumulated deficit	(43,050,972)		(3,793,585)
Total stockholders’ deficit	(13,304,610)	(7,710,413)	(3,734,762)
Total liabilities and stockholders’ deficit	$ 5,376,936		3,023,954
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets
Cash			1,271,824
Prepaid expenses and other current assets			426,497
Deferred transaction costs			1,005,109
Promissory notes issued
Total current assets			2,703,430
Computer and equipment, net			1,968
Pre-acquisition capital project costs			100,000
Investment in equity securities			218,556
Other long-term assets
Total assets			3,023,954
Current liabilities
Accounts payable			1,256,792
Current portion of early exercised shares option liability			2,990
Short-term loan			72,967
Accrued liabilities and other current liabilities			208,107
Total current liabilities			1,540,856
Other liabilities
Warrant liability
Earnout liability
Early exercised shares option liability			5,660
SAFE notes			5,212,200
Total liabilities			6,758,716
Commitments and contingencies (Note 2)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 and Nil shares authorized, Nil shares issued and outstanding as at September 30, 2024 and December 31, 2023
Common stock, $0.0001 par value, 700,000,000 and 69,033,000 shares authorized, 47,872,445 and 41,499,772 shares issued and outstanding as at September 30, 2024 and December 31, 2023, respectively			4,023
Additional paid-in capital			54,800
Accumulated deficit			(3,793,585)
Total stockholders’ deficit			(3,734,762)
Total liabilities and stockholders’ deficit			3,023,954
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, $0.0001 par value, 700,000,000 and 69,033,000 shares authorized, 47,872,445 and 41,499,772 shares issued and outstanding as at September 30, 2024 and December 31, 2023, respectively		1,000
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, $0.0001 par value, 700,000,000 and 69,033,000 shares authorized, 47,872,445 and 41,499,772 shares issued and outstanding as at September 30, 2024 and December 31, 2023, respectively			1,000	1,000
Related Party [Member]
Current liabilities
Promissory note – related party		755,000	755,000	785,000
Extension promissory notes – related party		$ 3,372,000	$ 2,726,000